Equity - Schedule of Basic and Diluted Earnings Per Quota (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
From continuing operations attributable to the ordinary equity holders of the Entity	R$ 19.60	R$ 17.41	R$ 6.52
Total basic earning per quota attributable to the ordinary equity holders of the Entity	19.60	17.41	6.52
From continuing operations attributable to the ordinary equity holders of the Entity	19.60	17.41	6.52
Total basic earning per quota attributable to the ordinary equity holders of the Entity	R$ 19.60	R$ 17.41	R$ 6.52
From continuing operations	R$ 170,199	R$ 151,373	R$ 56,613
Profit (loss) from continuing operations	170,199	151,373	56,613
Used in calculating basic earnings per quota	170,199	151,373	56,613
Used in calculating diluted earnings per quota	R$ 170,199	R$ 151,373	R$ 56,613
Weighted average number of ordinary quotas used as the denominator in calculating basic earnings per quota:	8,683,893	8,688,082	8,686,849
Weighted average number of ordinary quotas and potential ordinary quotas used as the denominator in calculating diluted earnings per quota	8,683,893	8,688,082	8,686,849